Employee Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	$ 40,000,000	$ 44,000,000		$ 40,000,000
Trust for Benefit of Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets Held-in-trust	62,000,000	64,000,000		62,000,000
CEOC | Escrow for Benefit of Employees [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Liability, Classified, Noncurrent	32,000,000	29,000,000		33,000,000
Assets Held-in-trust	$ 57,000,000	49,000,000		$ 59,000,000
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	50.00%
Employer annual cap per participant	$ 600
Deferred Compensation Plans, Company Contributions, Vesting Period	5 years
Contribution expense	$ 6,000,000	$ 6,000,000	$ 13,000,000